Ultra-Short Municipal Income ETF Investment Objectives and Goals - Ultra-Short Municipal Income ETF	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Ticker: JMST
Objective [Heading]	What is the goal of the Fund?
Objective, Primary [Text Block]	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.